Property, Equipment and Software, Net - Schedule of Property, Equipment and Software (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 31,573,000	$ 24,997,991	$ 14,295,303
Less accumulated depreciation and amortization	(19,015,000)	(14,439,562)	(7,724,942)
Property, equipment and software, net	12,558,000	10,558,429	6,570,361
Capitalized technology [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software	26,981,000	20,908,050	11,871,144
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software	3,613,000	3,227,827	1,981,598
Software [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software			17,722
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 979,000	$ 862,114	394,518
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software			$ 30,321